UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Griffin Asset Management, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          August 10, 2009

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:	    136

Form 13F Information Table Value Total:    $264,653


List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Annaly Capital Mgmt Inc Pfd A  PFD              035710508     2378   104975 SH       Sole                   104975
3M Company                     COM              88579Y101     2961    49271 SH       Sole                    49271
AT&T Inc                       COM              00206R102      613    24681 SH       Sole                    24681
Abbott Labs                    COM              002824100     3707    78811 SH       Sole                    78811
Allstate Corp.                 COM              020002101      297    12162 SH       Sole                    12162
                                                                16      644 SH       Other                                       644
American Express               COM              025816109     1754    75452 SH       Sole                    75452
American Int'l Group           COM              026874107       69    59350 SH       Sole                    59350
Anadarko Petro Corp            COM              032511107      908    20005 SH       Sole                    20005
                                                                82     1800 SH       Other                                      1800
Atwood Oceanics                COM              050095100     1511    60665 SH       Sole                    60665
Automatic Data Processing Inc. COM              053015103      705    19900 SH       Sole                    19900
BP Plc Spons Adr               COM              055622104     3939    82610 SH       Sole                    82610
Bank of America Corp.          COM              060505104      132    10006 SH       Sole                    10006
                                                                37     2800 SH       Other                                      2800
Bank of New York Mellon Corp.  COM              064058100     1656    56500 SH       Sole                    56500
Baxter International           COM              071813109     1727    32604 SH       Sole                    32604
Berkshire Hathaway Inc Cl A    COM              084670108     5670       63 SH       Sole                       63
Berkshire Hathaway Inc Cl B    COM              084670207     5154     1780 SH       Sole                     1780
                                                                29       10 SH       Other                                        10
Boeing                         COM              097023105      610    14355 SH       Sole                    14355
Bombardier Inc. Cl B           COM              097751200       45    13000 SH       Sole                    13000
Bristol Myers Squibb           COM              110122108     5368   264292 SH       Sole                   264292
CVS Caremark Corp.             COM              126650100     7580   237850 SH       Sole                   237850
                                                               108     3400 SH       Other                                      3400
Chesapeake Energy Corp.        COM              165167107      208    10500 SH       Sole                    10500
Chevron Corp                   COM              166764100     2400    36230 SH       Sole                    36230
                                                                66     1000 SH       Other                                      1000
Cisco Sys Inc                  COM              17275R102     6690   358693 SH       Sole                   358693
                                                                78     4200 SH       Other                                      4200
Citigroup Inc.                 COM              172967101      205    68870 SH       Sole                    68870
                                                                 5     1800 SH       Other                                      1800
Coca Cola                      COM              191216100    10282   214263 SH       Sole                   214263
                                                                48     1000 SH       Other                                      1000
Colgate Palmolive              COM              194162103      407     5750 SH       Sole                     5750
ConocoPhillips                 COM              20825C104     2703    64259 SH       Sole                    64259
Costco Wholesale               COM              22160k105      816    17815 SH       Sole                    17815
Covidien Ltd.                  COM              G2552X108      243     6500 SH       Sole                     6500
Devon Energy Corp New Com      COM              25179M103      561    10285 SH       Sole                    10285
                                                                44      800 SH       Other                                       800
Diageo P L C SPON ADR NEW      COM              25243Q205      223     3900 SH       Sole                     3900
Donaldson                      COM              257651109      210     6075 SH       Sole                     6075
DuPont E I De Nemours          COM              263534109     1163    45385 SH       Sole                    45385
E M C Corp                     COM              268648102     6216   474510 SH       Sole                   474510
Emerson Elec                   COM              291011104     4973   153482 SH       Sole                   153482
Express Scripts Inc.           COM              302182100      378     5505 SH       Sole                     5505
Exxon Mobil Corp.              COM              30231G102    15213   217602 SH       Sole                   217602
                                                                74     1056 SH       Other                                      1056
Fortune Brands Inc.            COM              349631101      983    28300 SH       Sole                    28300
General Electric               COM              369604103     7224   616345 SH       Sole                   616345
                                                                14     1200 SH       Other                                      1200
General Maritime Corp.         COM              Y2692M103      233    23600 SH       Sole                    23600
GlaxoSmithkline PLC Spnsrd ADR COM              37733W105      226     6400 SH       Sole                     6400
Google Inc.                    COM              38259P508     2447     5805 SH       Sole                     5805
                                                               190      450 SH       Other                                       450
Graco Inc.                     COM              384109104      808    36685 SH       Sole                    36685
HSBC Hldgs PLC Spon ADR        COM              404280406      665    15923 SH       Sole                    15923
                                                                48     1150 SH       Other                                      1150
Hewlett Packard Co             COM              428236103     3103    80289 SH       Sole                    80289
                                                                43     1100 SH       Other                                      1100
Home Depot                     COM              437076102     2905   122937 SH       Sole                   122937
                                                                37     1550 SH       Other                                      1550
Honeywell Intl. Inc.           COM              438516106     3160   100622 SH       Sole                   100622
                                                                38     1200 SH       Other                                      1200
IShares Tr Barclays TIPS Bond  COM              464287176      417     4100 SH       Sole                     4100
Illinois Tool Works            COM              452308109      991    26552 SH       Sole                    26552
Int'l Bus Machines             COM              459200101    11634   111412 SH       Sole                   111412
                                                               104     1000 SH       Other                                      1000
Intel Corp                     COM              458140100      445    26876 SH       Sole                    26876
                                                                38     2300 SH       Other                                      2300
J P Morgan Chase & Co          COM              46625H100     4515   132379 SH       Sole                   132379
                                                                50     1480 SH       Other                                      1480
John Hancock Patriot Prem Div  COM              41013T105       85    10756 SH       Sole                    10756
Johnson & Johnson              COM              478160104    13423   236313 SH       Sole                   236313
Lilly Eli                      COM              532457108     1263    36464 SH       Sole                    36464
Lowes Companies                COM              548661107     3719   191597 SH       Sole                   191597
Masco Corp                     COM              574599106      490    51113 SH       Sole                    51113
McDonalds Corp                 COM              580135101     1906    33148 SH       Sole                    33148
Merck                          COM              589331107     2730    97641 SH       Sole                    97641
Microsoft Corp.                COM              594918104     2622   110290 SH       Sole                   110290
                                                                83     3500 SH       Other                                      3500
Morgan Stanley China A Share F COM              617468103      256     8100 SH       Sole                     8100
Nestle S A Sponsored Adr       COM              641069406     1332    35401 SH       Sole                    35401
Nokia Corp. Adr                COM              654902204      265    18200 SH       Sole                    18200
                                                                35     2400 SH       Other                                      2400
Nuveen Mult Curr S/T Gov Incom COM              67090N109      293    19500 SH       Sole                    19500
Nuveen Mun Value Fd            COM              670928100      701    76500 SH       Sole                    76500
Odyne Corp.                    COM              67611R100        0    41675 SH       Sole                    41675
Oracle Corporation             COM              68389X105     6602   308216 SH       Sole                   308216
Pengrowth Energy Trust New     COM              706902509      229    29000 SH       Sole                    29000
Pepsico                        COM              713448108     5980   108803 SH       Sole                   108803
Petroleo Brasileiro S.A. Spon  COM              71654V408     2625    64045 SH       Sole                    64045
                                                                41     1000 SH       Other                                      1000
Pfizer                         COM              717081103     1263    84208 SH       Sole                    84208
Philip Morris Intl Inc         COM              718172109     2584    59233 SH       Sole                    59233
Pitney Bowes                   COM              724479100     2103    95900 SH       Sole                    95900
Plains Expl & Prodtn           COM              726505100     3889   142130 SH       Sole                   142130
Potash Corp of Saskatchewan In COM              73755L107     3505    37665 SH       Sole                    37665
Praxair Inc. Com               COM              74005p104     4712    66301 SH       Sole                    66301
                                                                71     1000 SH       Other                                      1000
Procter & Gamble               COM              742718109    11242   220006 SH       Sole                   220006
                                                                61     1200 SH       Other                                      1200
Royal Dutch Shell PLC          COM              780259206     1340    26696 SH       Sole                    26696
Sasol Ltd ADR                  COM              803866300     3796   109005 SH       Sole                   109005
Schlumberger                   COM              806857108      904    16701 SH       Sole                    16701
                                                                87     1600 SH       Other                                      1600
Staples Inc                    COM              855030102      769    38125 SH       Sole                    38125
Sterling Resources             COM              858915101       83    75500 SH       Sole                    75500
Stratic Energy Corp            COM              862928108      180   643500 SH       Sole                   643500
Sun Microsystems Inc           COM              866810203      271    29350 SH       Sole                    29350
Sysco Corp.                    COM              871829107     1653    73525 SH       Sole                    73525
TJX Cos Inc                    COM              872540109      291     9254 SH       Sole                     9254
Target Corporation             COM              87612E106     3231    81863 SH       Sole                    81863
                                                                39     1000 SH       Other                                      1000
Tesco Plc Spons ADR            COM              881575302      297    17000 SH       Sole                    17000
Teva Pharmaceutical Ind        COM              881624209     7394   149855 SH       Sole                   149855
                                                                69     1400 SH       Other                                      1400
Texas Instruments              COM              882508104     3499   164255 SH       Sole                   164255
                                                                64     3000 SH       Other                                      3000
Unilever N V New York          COM              904784709      577    23875 SH       Sole                    23875
Unit Corp.                     COM              909218109      292    10600 SH       Sole                    10600
United Technologies Corp.      COM              913017109     5475   105364 SH       Sole                   105364
Verizon Communications         COM              92343V104     1406    45743 SH       Sole                    45743
Visa Inc. Cl A                 COM              92826C839     1001    16080 SH       Sole                    16080
                                                                37      600 SH       Other                                       600
Wal Mart Stores                COM              931142103     2963    61178 SH       Sole                    61178
Walgreen                       COM              931422109     3406   115861 SH       Sole                   115861
Wells Fargo & Co.              COM              949746101     3565   146935 SH       Sole                   146935
Wyeth                          COM              983024100     4661   102686 SH       Sole                   102686
iPath MSCI India Total Return  COM              06739F291      230     4700 SH       Sole                     4700
iShares Comex Gold             COM              464285105      776     8500 SH       Sole                     8500
iShares MSCI Brazil            COM              464286400      254     4800 SH       Sole                     4800
iShares MSCI Hong Kong Index F COM              464286871      275    20000 SH       Sole                    20000
iShares MSCI Japan Index Fund  COM              464286848      273    29000 SH       Sole                    29000
iShares MSCI Pacific Index Fun COM              464286665      238     7500 SH       Sole                     7500
iShares Trust S&P Europe 350   COM              464287861      568    18100 SH       Sole                    18100